Contract Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities [Line Items]
Revenue recognized from contract liabilities	€ 5.9	€ 1.4	€ 13.3
Bottom of range [member]
Contract Liabilities [Line Items]
Expected revenue recognition period from non-current contract liabilities .	1 year
Top of range [member]
Contract Liabilities [Line Items]
Expected revenue recognition period from non-current contract liabilities .	2 years